CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net income	$ 1,364	$ 1,183
Environmental expenditures (Note 4)	(3)	(11)
Adjustments for non-cash items:
Depreciation and amortization (Note 4)	956	911
Regulatory assets and liabilities	240	81
Deferred income tax expense	80	146
Other	2	(20)
Changes in non-cash balances related to operations (Note 28)	32	303
Net cash from operating activities	2,671	2,593
Financing activities
Long-term debt issued	2,698	2,781
Long-term debt repaid (Note 15)	(1,150)	(700)
Short-term notes issued	6,070	2,810
Short-term notes repaid	(6,170)	(2,890)
Dividends paid on common shares (Note 23)	(792)	(753)
Distributions paid to noncontrolling interest	(12)	(10)
Contributions received from sale of noncontrolling interest	16	0
Change in bank indebtedness	0	(17)
Costs to obtain financing	(12)	(15)
Net cash from financing activities	648	1,206
Investing activities
Property, plant and equipment	(2,953)	(2,705)
Intangible assets	(80)	(85)
Additions to future use assets	(213)	(323)
Investment in equity investees (Note 12)	(261)	0
Capital contributions received (Note 28)	3	2
Other	16	2
Net cash used in investing activities	(3,488)	(3,109)
Net change in cash and cash equivalents	(169)	690
Cash and cash equivalents, beginning of year	690	0
Cash and cash equivalents, end of year	$ 521	$ 690